Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
September 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds - 89.75%			Corporate Bonds (continued)
Banking - 3.52%			Capital Goods (continued)
Ally Financial 8.00% 11/1/31	1,175,000$	1,630,313	Trivium Packaging Finance
Credit Suisse Group 144A 6.25%#µy	865,000	917,177	144A 8.50% 8/15/27 #	705,000$	764,044
Popular 6.125% 9/14/23	1,930,000	2,106,209	Zekelman Industries 144A
Royal Bank of Scotland Group			9.875% 6/15/23 #	652,000	687,453
8.625%µy	1,885,000	2,023,265			10,903,194
Synovus Financial 5.90% 2/7/29 µ	510,000	541,237	Communications - 7.78%
		7,218,201	C&W Senior Financing
Basic Industry - 9.43%			144A 6.875% 9/15/27 #	295,000	306,800
BMC East 144A 5.50% 10/1/24 #	855,000	891,626	144A 7.50% 10/15/26 #	1,255,000	1,327,163
Boise Cascade 144A 5.625% 9/1/24 #	289,000	300,199	CenturyLink 7.50% 4/1/24	935,000	1,047,995
First Quantum Minerals			Cincinnati Bell 144A 7.00% 7/15/24 #	1,140,000	1,060,200
144A 7.25% 5/15/22 #	510,000	507,669	Connect Finco 144A 6.75% 10/1/26 #	855,000	872,100
144A 7.50% 4/1/25 #	545,000	539,550	Frontier Communications 144A
Freeport-McMoRan 5.45% 3/15/43	1,100,000	995,918	8.00% 4/1/27 #	1,026,000	1,084,677
Hexion 144A 7.875% 7/15/27 #	550,000	545,875	Level 3 Financing 5.375% 5/1/25	1,439,000	1,494,761
Hudbay Minerals 144A			Sprint
7.625% 1/15/25 #	1,075,000	1,095,156	7.125% 6/15/24	1,225,000	1,323,367
IAMGOLD 144A 7.00% 4/15/25 #	510,000	536,775	7.625% 3/1/26	605,000	669,281
Joseph T Ryerson & Son 144A			7.875% 9/15/23	1,650,000	1,816,584
11.00% 5/15/22 #	1,555,000	1,644,413	Sprint Capital 8.75% 3/15/32	490,000	605,615
Lennar 5.00% 6/15/27	600,000	644,250	T-Mobile USA
M/I Homes 5.625% 8/1/25	1,145,000	1,185,075	6.00% 4/15/24	685,000	712,400
New Enterprise Stone & Lime 144A			6.375% 3/1/25 =	710,000	0
10.125% 4/1/22 #	1,238,000	1,278,235	6.50% 1/15/26 =	1,580,000	0
Novelis 144A 5.875% 9/30/26 #	700,000	735,875	6.50% 1/15/26	1,189,000	1,281,373
Olin			Vodafone Group 7.00% 4/4/79 µ	725,000	834,294
5.00% 2/1/30	1,055,000	1,060,644	Zayo Group 6.375% 5/15/25	1,497,000	1,547,224
5.625% 8/1/29	1,025,000	1,068,870			15,983,834
Standard Industries 144A			Consumer Cyclical - 6.72%
6.00% 10/15/25 #	1,980,000	2,085,851	Allison Transmission 144A
Steel Dynamics			5.875% 6/1/29 #	970,000	1,054,875
5.00% 12/15/26	1,374,000	1,442,700	AMC Entertainment Holdings
5.50% 10/1/24	722,000	742,794	6.125% 5/15/27	1,950,000	1,774,500
TPC Group 144A 10.50% 8/1/24 #	980,000	1,026,550	Boyd Gaming 6.00% 8/15/26	1,505,000	1,593,279
Tronox Finance 144A 5.75% 10/1/25 #	1,090,000	1,036,317	Golden Nugget 144A 8.75% 10/1/25 #	722,000	754,490
		19,364,342	Hilton Domestic Operating 144A
Capital Goods - 5.31%			4.875% 1/15/30 #	520,000	550,342
Ardagh Packaging Finance 144A			MGM Growth Properties Operating
6.00% 2/15/25 #	1,085,000	1,137,189	Partnership 144A 5.75% 2/1/27 #	1,510,000	1,697,315
Berry Global 144A 5.625% 7/15/27 #	1,160,000	1,203,500	MGM Resorts International
Bombardier 144A 7.50% 3/15/25 #	1,065,000	1,067,663	5.75% 6/15/25	1,130,000	1,250,063
EnPro Industries 5.75% 10/15/26	1,305,000	1,394,719	Scientific Games International
Granite Holdings US Acquisition 144A			144A 8.25% 3/15/26 #	1,550,000	1,654,625
11.00% 10/1/27 #	525,000	509,250	10.00% 12/1/22	1,497,000	1,562,494
Intertape Polymer Group 144A			Staples 144A 10.75% 4/15/27 #	725,000	746,750
7.00% 10/15/26 #	1,095,000	1,144,275	William Carter 144A 5.625% 3/15/27 #	1,090,000	1,170,387
Mauser Packaging Solutions Holding					13,809,120
144A 7.25% 4/15/25 #	1,035,000	982,267	Consumer Non-Cyclical - 2.70%
TransDigm 144A 6.25% 3/15/26 #	1,180,000	1,269,975	JBS USA
Trivium Packaging Finance			144A 5.50% 1/15/30 #	525,000	557,802
144A 5.50% 8/15/26 #	705,000	742,859

NQ-VIP- 876 [9/19] 11/19 (1005275) High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Financial Services - 1.39%
JBS USA			Avolon Holdings Funding
144A 5.75% 6/15/25 #	190,000$	198,658	144A 4.375% 5/1/26 #	725,000$	750,484
144A 6.50% 4/15/29 #	720,000	801,000	144A 5.25% 5/15/24 #	540,000	579,528
144A 6.75% 2/15/28 #	1,085,000	1,205,706	DAE Funding 144A 5.75% 11/15/23 #	1,110,000	1,169,219
Pilgrim’s Pride 144A 5.75% 3/15/25 #	945,000	980,437	VistaJet Malta Finance 144A
Post Holdings 144A 5.50% 12/15/29 #	1,035,000	1,082,869	10.50% 6/1/24 #	365,000	354,963
Spectrum Brands 144A					2,854,194
5.00% 10/1/29 #	695,000	708,900	Healthcare - 9.71%
		5,535,372	AMN Healthcare 144A
Energy - 13.95%			4.625% 10/1/27 #	525,000	528,937
AmeriGas Partners 5.875% 8/20/26	1,205,000	1,327,368	Bausch Health 144A 5.50% 11/1/25 #	2,015,000	2,115,951
Cheniere Corpus Christi Holdings			Catalent Pharma Solutions 144A
7.00% 6/30/24	1,715,000	1,974,394	5.00% 7/15/27 #	350,000	364,000
Cheniere Energy Partners			Charles River Laboratories International
144A 4.50% 10/1/29 #	965,000	990,934	144A 5.50% 4/1/26 #	2,029,000	2,163,381
5.25% 10/1/25	595,000	621,180	Eagle Holding Co II 144A PIK 7.75%
Chesapeake Energy			5/15/22 # ❆	1,085,000	1,095,850
7.00% 10/1/24	480,000	346,200	Encompass Health
8.00% 1/15/25	1,520,000	1,105,800	4.50% 2/1/28	1,025,000	1,038,837
Crestwood Midstream Partners 144A			4.75% 2/1/30	335,000	339,321
5.625% 5/1/27 #	1,140,000	1,166,722	5.75% 11/1/24	726,000	736,309
DCP Midstream Operating			Hadrian Merger 144A 8.50% 5/1/26 #	1,150,000	1,119,813
5.125% 5/15/29	1,085,000	1,106,700	HCA
Diamond Offshore Drilling			5.375% 2/1/25	1,140,000	1,248,300
7.875% 8/15/25	1,100,000	869,000	5.875% 2/15/26	1,425,000	1,596,713
Genesis Energy 6.50% 10/1/25	1,685,000	1,649,194	5.875% 2/1/29	530,000	593,600
Gulfport Energy 6.375% 1/15/26	805,000	567,525	7.58% 9/15/25	580,000	690,200
Murphy Oil			Hill-Rom Holdings
5.625% 12/1/42	1,735,000	1,535,475	144A 4.375% 9/15/27 #	345,000	353,573
6.875% 8/15/24	1,440,000	1,512,000	144A 5.00% 2/15/25 #	535,000	557,737
Murphy Oil USA			144A 5.75% 9/1/23 #	860,000	885,112
4.75% 9/15/29	435,000	445,875	IQVIA 144A 5.00% 5/15/27 #	910,000	955,500
5.625% 5/1/27	1,600,000	1,696,000	Tenet Healthcare
NuStar Logistics 6.00% 6/1/26	1,340,000	1,453,632	5.125% 5/1/25	610,000	619,943
Oasis Petroleum 144A 6.25% 5/1/26 #	1,105,000	900,575	8.125% 4/1/22	2,035,000	2,210,519
Precision Drilling 144A			Teva Pharmaceutical Finance
7.125% 1/15/26 #	1,895,000	1,762,350	Netherlands III 6.00% 4/15/24	840,000	727,125
Southwestern Energy 7.75% 10/1/27	1,920,000	1,683,600			19,940,721
Summit Midstream Holdings			Insurance - 3.94%
5.75% 4/15/25	1,125,000	955,350	Acrisure 144A 7.00% 11/15/25 #	600,000	562,380
Targa Resources Partners			GTCR AP Finance 144A
5.375% 2/1/27	1,140,000	1,184,175	8.00% 5/15/27 #	830,000	854,900
5.875% 4/15/26	975,000	1,033,500	HUB International 144A 7.00% 5/1/26 #	2,030,000	2,093,437
Transocean			USI 144A 6.875% 5/1/25 #	2,090,000	2,126,533
144A 7.25% 11/1/25 #	1,100,000	973,500	WellCare Health Plans 144A
144A 9.00% 7/15/23 #	570,000	593,513	5.375% 8/15/26 #	2,290,000	2,449,842
Valaris 7.75% 2/1/26	590,000	318,718
					8,087,092
Whiting Petroleum 6.625% 1/15/26	1,276,000	867,680
		28,640,960	Media - 11.75%
			Altice Luxembourg
			144A 7.625% 2/15/25 #	580,000	606,825

NQ-VIP- 876 [9/19] 11/19 (1005275) High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Media (continued)			Services (continued)
Altice Luxembourg			United Rentals North America
144A 7.75% 5/15/22 #	483,000$	494,471	5.50% 5/15/27	730,000	$776,537
CCO Holdings			5.875% 9/15/26	1,025,000	1,096,801
144A 5.375% 6/1/29 #	995,000	1,062,163	6.50% 12/15/26	730,000	798,073
144A 5.50% 5/1/26 #	160,000	167,984			10,730,469
144A 5.75% 2/15/26 #	2,065,000	2,183,737	Technology & Electronics - 4.51%
144A 5.875% 5/1/27 #	985,000	1,044,100	Banff Merger Sub 144A 9.75% 9/1/26 #	580,000	556,510
Clear Channel Worldwide Holdings 144A			Broadcom 3.50% 1/15/28	1,055,000	1,030,285
9.25% 2/15/24 #	1,566,000	1,724,416	CDK Global 5.875% 6/15/26	1,464,000	1,562,820
CSC Holdings			CommScope Technologies
144A 5.75% 1/15/30 #	1,050,000	1,098,689	144A 5.00% 3/15/27 #	312,000	258,960
6.75% 11/15/21	965,000	1,042,200	144A 6.00% 6/15/25 #	970,000	880,275
144A 7.50% 4/1/28 #	945,000	1,068,937	Micron Technology 4.663% 2/15/30	1,055,000	1,101,018
144A 7.75% 7/15/25 #	530,000	571,181	NCR 144A 6.125% 9/1/29 #	1,030,000	1,089,534
Cumulus Media New Holdings 144A			RP Crown Parent 144A
6.75% 7/1/26 #	1,055,000	1,109,069	7.375% 10/15/24 #	1,638,000	1,707,615
Diamond Sports Group 144A			SS&C Technologies 144A
6.625% 8/15/27 #	1,805,000	1,874,583	5.50% 9/30/27 #	1,024,000	1,072,026
Gray Television 144A 7.00% 5/15/27 #	1,060,000	1,168,597			9,259,043
Netflix 144A 5.375% 11/15/29 #	365,000	380,513
Nexstar Escrow 144A 5.625% 7/15/27 # .	1,735,000	1,821,750	Utilities - 2.91%
Radiate Holdco 144A 6.625% 2/15/25 #	1,565,000	1,583,937	Calpine
Scripps Escrow 144A 5.875% 7/15/27 # .	700,000	712,250	5.75% 1/15/25	735,000	756,131
Sirius XM Radio			144A 5.875% 1/15/24 #	1,680,000	1,722,000
144A 4.625% 7/15/24 #	520,000	540,452	Vistra Operations
144A 5.375% 4/15/25 #	1,050,000	1,092,000	144A 5.00% 7/31/27 #	1,414,000	1,459,502
Virgin Media Secured Finance 144A			144A 5.50% 9/1/26 #	1,336,000	1,401,063
			144A 5.625% 2/15/27 #	605,000	638,838
5.25% 1/15/26 #	1,525,000	1,572,656
VTR Finance 144A 6.875% 1/15/24 #	1,170,000	1,208,025			5,977,534
		24,128,535	Total Corporate Bonds
Real Estate - 0.90%			(cost $180,601,833)		184,287,211
HAT Holdings I 144A 5.25% 7/15/24 #	1,760,000	1,854,600	Loan Agreements - 4.85%
		1,854,600	Air Medical Group Holdings Tranche B
Services - 5.23%			1st Lien 5.307% (LIBOR01M + 3.25%)
Advanced Disposal Services 144A			4/28/22 •	410,618	385,364
5.625% 11/15/24 #	705,000	737,606	Applied Systems 2nd Lien 9.104%
Ashtead Capital 144A 5.25% 8/1/26 #	1,020,000	1,087,575	(LIBOR03M + 7.00%) 9/19/25 •	1,940,398	1,968,291
Avis Budget Car Rental 144A			Blue Ribbon 1st Lien 6.266%
6.375% 4/1/24 #	376,000	394,330	(LIBOR03M + 4.00%) 11/13/21 •	489,319	434,271
Clean Harbors			Chuck E. Cheese 8.544% (LIBOR01M +
144A 4.875% 7/15/27 #	610,000	638,213	6.50%) 8/30/26 •	525,000	515,238
144A 5.125% 7/15/29 #	610,000	648,125	Frontier Communications Tranche B1 1st
Covanta Holding 6.00% 1/1/27	1,015,000	1,073,363	Lien 5.80% (LIBOR01M + 3.75%)
Iron Mountain US Holdings 144A			6/15/24 •	1,025,379	1,025,699
5.375% 6/1/26 #	1,770,000	1,831,950	Howden Tranche B 1st Lien
Prime Security Services Borrower			0.00% 9/30/26 X	536,000	523,940
144A 5.75% 4/15/26 #	965,000	1,007,267	Kronos 2nd Lien 10.503% (LIBOR03M +
144A 9.25% 5/15/23 #	151,000	159,029
TMS International Holding 144A			8.25%) 11/1/24 •	922,000	939,287
			Merrill Communications Tranche B 1st
7.25% 8/15/25 #	560,000	481,600
			Lien 0.00% 9/26/26 X	735,000	736,837

NQ-VIP- 876 [9/19] 11/19 (1005275) High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value		Number of		Value
	amount°	(US $)		shares		(US $)
Loan Agreements (continued)			Short-Term Investments - 5.27%
Panther BF Aggregator 2 Tranche B 1st			Money Market Mutual Funds - 5.27%
Lien 5.544% (LIBOR01M + 3.50%)			BlackRock FedFund - Institutional
4/30/26 •	610,000	$606,696	Shares (seven-day effective yield
Prime Security Services Borrower			1.86%)	2,165,601	$	$2,166,243
Tranche B 1st Lien 0.00% 5/2/22 X	518,000	515,896	Fidelity Investments Money Market
Stars Group Tranche B 1st Lien 5.604%			Government Portfolio - Class I
(LIBOR03M + 3.50%) 7/10/25 •	991,488	996,674	(seven-day effective yield 1.86%)	2,165,601		2,166,244
Summit Midstream Partners Holdings			GS Financial Square Government Fund -
Tranche B 1st Lien 8.044%			Institutional Shares (seven-day
(LIBOR01M + 6.00%) 5/21/22 •	443,183	434,735	effective yield 1.86%)	2,165,601		2,166,243
Vantage Specialty Chemicals 2nd Lien			Morgan Stanley Government Portfolio -
10.337% (LIBOR02M + 8.25%)			Institutional Share Class (seven-day
10/26/25 •	570,000	513,000	effective yield 1.85%)	2,165,601		2,166,244
Verscend Holding Tranche B 1st Lien			State Street Institutional US Government
6.544% (LIBOR01M + 4.50%)			Money Market Fund - Investor Class
8/27/25 •	350,231	351,909	(seven-day effective yield 1.80%)	2,165,601		2,166,032
Total Loan Agreements			Total Short-Term Investments
(cost $10,065,228)		9,947,837	(cost $10,831,006)			10,831,006

	Number of
	shares
Common Stock - 0.00%
Century Communications =†	2,820,000	0
Total Common Stock (cost $85,371)		0

Total Value of Securities - 99.87%
(cost $201,583,438)						205,066,054
Receivables and Other Assets Net of Liabilities - 0.13%						259,370
Net Assets Applicable to 41,571,859 Shares Outstanding - 100.00%						$205,325,424

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $110,646,526, which represents 53.89% of the Series’ net assets.
❆ PIK. 100% of the income received was in the form of cash.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2019. Rate will reset at a future date.
y No contractual maturity date.
† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M, LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after Sept. 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

NQ-VIP- 876 [9/19] 11/19 (1005275) High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

Summary of abbreviations:
GS - Goldman Sachs
ICE - Intercontinental Exchange
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR02M - ICE LIBOR USD 2 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
PIK - Payment-in-kind
USD - US dollar

NQ-VIP- 876 [9/19] 11/19 (1005275) High Yield Series-5